Consolidated Balance Sheet (Parenthetical) - USD ($) $ in Millions		Dec. 31, 2025	Dec. 31, 2024
Assets [Abstract]
Trading assets	[1]	$ 227,935	$ 168,595
Available-for sale, at amortized cost, net of allowance for credit losses, including portfolio level basis adjustments		215,775	170,607
Available-for-sale debt securities		213,573	162,978
Held-to-maturity, at fair value		175,797	193,779
Total loans		986,167	912,745
Assets	[2]	2,148,631	1,929,845
Liabilities
Long-term debt		174,712	173,078
Accrued expenses and other liabilities	[1]	68,196	61,145
Liabilities	[3]	$ 1,965,593	$ 1,748,779
Variable interest entity, liability, recourse status [Extensible Enumeration]		Nonrecourse [Member]	Nonrecourse [Member]
Wells Fargo stockholders’ equity:
Preferred stock, aggregate liquidation preference		$ 17,376	$ 19,376
Common stock, par value (in dollars per share)		$ 1.6666	$ 1.6666
Common stock, shares authorized		9,000,000,000	9,000,000,000
Common stock, shares issued		5,481,811,474	5,481,811,474
Treasury stock, shares		2,389,192,624	2,192,867,645
Not held for trading [Member]
Assets [Abstract]
Equity securities		$ 2,008	$ 3,052
Fair value, recurring [Member]
Assets [Abstract]
Trading assets		227,935	168,595
Other assets, carried at fair value		6,996	8,404
Liabilities
Interest-bearing deposits, carried at fair value		0	318
Accrued expenses and other liabilities, carried at fair value		357	318
Long-term debt, carried at fair value		7,082	3,495
Fair value, recurring [Member] | Not held for trading [Member]
Assets [Abstract]
Equity securities		2,008	3,052
Pledged to counterparties that had the right to sell or repledge [Member]
Assets [Abstract]
Trading assets		145,519	95,916
Available-for-sale debt securities		563	3,078
Total loans		1,161	461
Assets		147,243	99,455
Carrying value [Member]
Assets [Abstract]
Held-to-maturity, at fair value		208,023	234,948
Liabilities
Long-term debt, carried at fair value		167,618	169,567
VIEs that we consolidate [Member] | Carrying value [Member]
Assets [Abstract]
Trading assets		2,271	472
Total loans		11,282	11,185
All other assets, VIE		224	199
Assets		13,800	11,900
Liabilities
Long-term debt		3,775	2,240
Accrued expenses and other liabilities		206	124
Liabilities		$ 4,000	$ 2,400

[1]	In fourth quarter 2025, we changed the presentation of certain items on our consolidated balance sheet, including trading assets and liabilities and short-term borrowings. Prior period balances have been revised to conform with the current period presentation. For additional information, see Note 1 (Summary of Significant Accounting Policies).
[2]	Our consolidated assets at December 31, 2025 and 2024, include the following assets of certain variable interest entities (VIEs) that can only be used to settle the liabilities of those VIEs: Trading assets, $2.3 billion and $472 million; Loans, $11.3 billion and $11.2 billion; All other assets, $224 million and $199 million; and Total assets, $13.8 billion and $11.9 billion, respectively.
[3]	Our consolidated liabilities at December 31, 2025 and 2024, include the following VIE liabilities for which the VIE creditors do not have recourse to Wells Fargo: Long-term debt, $3.8 billion and $2.2 billion; Accrued expenses and other liabilities, $206 million and $124 million; and Total liabilities $4.0 billion and $2.4 billion, respectively.